(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
August 31, 2001


Mercury
Senior Floating
Rate Fund, Inc.


www.mlim.ml.com


Mercury Senior Floating Rate Fund, Inc. seeks to provide shareholders with as high a level of current income and such preservation of capital as is consistent with investment in senior collateralized corporate loans made by banks and other financial institutions.

This report, including the financial information herein, is transmitted for use to shareholders of Mercury Senior Floating Rate Fund, Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Fund has the ability to leverage its Common Stock to provide Common Stock shareholders with a potentially higher rate of return. Leverage creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Statements and other information herein are as dated and are subject to change.


Mercury Senior Floating
Rate Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



Mercury Senior Floating Rate Fund, Inc., August 31, 2001


FINANCIAL INFORMATION

Statement of Assets and Liabilities                                              Mercury Senior Floating Rate Fund, Inc.

                    As of August 31, 2001
Assets:             Investment in Master Senior Floating Rate Trust, at value
                    (identified cost--$105,867)                                                           $      103,417
                    Prepaid registration fees and expenses                                                        63,950
                                                                                                          --------------
                    Total assets                                                                                 167,367
                                                                                                          --------------

Liabilities:        Payable for dividends to shareholders                                                            114
                    Accrued expenses and other liabilities                                                        63,950
                                                                                                          --------------
                    Total liabilities                                                                             64,064
                                                                                                          --------------

Net Assets:         Net assets                                                                            $      103,303
                                                                                                          ==============

Net Assets          Common Stock, par value $.10 per share; 1,000,000,000 shares authorized               $        1,059
Consist of:         Paid-in capital in excess of par                                                             104,719
                    Accumulated realized capital losses on investments from the Trust--net                          (25)
                    Unrealized depreciation on investments from the Trust--net                                   (2,450)
                                                                                                          --------------
                    Net Assets--Equivalent to $9.76 per share based on 10,585 shares
                    of capital stock outstanding                                                          $      103,303
                                                                                                          ==============

See Notes to Financial Statements.


Mercury Senior Floating Rate Fund, Inc., August 31, 2001


FINANCIAL INFORMATION (continued)

Statement of Operations                                                          Mercury Senior Floating Rate Fund, Inc.

                    For the Period October 9, 2000++ to August 31, 2001
Investment          Net investment income allocated from the Trust:
Income from            Interest, facility fees and other income                                           $        7,713
the Trust--Net:        Expenses                                                                                    (922)
                                                                                                          --------------
                    Net investment income from the Trust                                                           6,791
                                                                                                          --------------

Expenses:           Offering costs                                                       $      101,592
                    Professional fees                                                            17,868
                    Registration fees                                                            13,255
                    Accounting services                                                             778
                    Administration fees                                                             367
                    Printing and shareholder reports                                                285
                    Directors' fees and expenses                                                     64
                    Transfer agent fees                                                              12
                    Other                                                                         2,185
                                                                                         --------------
                    Total expenses before reimbursement                                         136,406
                    Reimbursement of expenses                                                 (135,394)
                                                                                         --------------
                    Total expenses after reimbursement                                                             1,012
                                                                                                          --------------
                    Investment income--net                                                                         5,779
                                                                                                          --------------

Realized &          Realized loss on investments from the Trust--net                                                (25)
Unrealized Loss     Unrealized depreciation on investments from the Trust--net                                   (2,450)
from the                                                                                                  --------------
Trust--Net:         Net Increase in Net Assets Resulting from Operations                                  $        3,304
                                                                                                          ==============

++Commencement of operations.

See Notes to Financial Statements.


Mercury Senior Floating Rate Fund, Inc., August 31, 2001


FINANCIAL INFORMATION (concluded)

Statements of Changes in Net Assets                                              Mercury Senior Floating Rate Fund, Inc.
                                                                                                         For the Period
                                                                                                       October 9, 2000++
                                                                                                         to August 31,
Increase (Decrease) in Net Assets:                                                                            2001
Operations:         Investment income--net                                                                $        5,779
                    Realized losson investments from the Trust--net                                                 (25)
                    Unrealized depreciation on investments from the Trust--net                                   (2,450)
                                                                                                          --------------
                    Net increase in net assets resulting from operations                                           3,304
                                                                                                          --------------

Dividends           Investment income--net                                                                       (5,779)
to Shareholders:                                                                                          --------------
                    Net decrease in net assets resulting from dividends to shareholders                          (5,779)
                                                                                                          --------------

Capital Share       Net increase in net assets derived from capital share transactions                             5,778
Transactions:                                                                                             --------------

Net Assets:         Total increase in net assets                                                                   3,303
                    Beginning of period                                                                          100,000
                                                                                                          --------------
                    End of period                                                                         $      103,303
                                                                                                          ==============

++Commencement of operations.

See Notes to Financial Statements.


The following per share data and ratios
have been derived from information                                                                       For the Period
provided in the financial statements.                                                                  October 9, 2000++
                                                                                                         to August 31,
Increase (Decrease) in Net Assets:                                                                            2001
Per Share           Net asset value, beginning of period                                                  $        10.00
Operating                                                                                                 --------------
Performance:        Investment income--net                                                                           .56
                    Realized and unrealized loss on investments from the Trust--net                                (.24)
                                                                                                          --------------
                    Total from investment operations                                                                 .32
                                                                                                          --------------
                    Less dividends from investment income--net                                                     (.56)
                                                                                                          --------------
                    Net asset value, end of period                                                        $         9.76
                                                                                                          ==============

Total Investment    Based on net asset value per share                                                          3.32%+++
Return:**                                                                                                 ==============

Ratios to Average   Expenses, net of reimbursement++++                                                            2.10%*
Net Assets:                                                                                               ==============
                    Expenses++++                                                                                149.71%*
                                                                                                          ==============
                    Investment income--net                                                                        6.30%*
                                                                                                          ==============

Supplemental        Net assets, end of period (in thousands)                                              $          103
Data:                                                                                                     ==============

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Aggregate total investment return.

See Notes to Financial Statements.


Mercury Senior Floating Rate Fund, Inc., August 31, 2001


NOTES TO FINANCIAL STATEMENTS


Mercury Senior Floating Rate Fund, Inc.

1. Significant Accounting Policies:
Mercury Senior Floating Rate Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a continuously offered, non-diversified, closed-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Senior Floating Rate Trust (the "Trust"), a mutual fund which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Trust owned by the Fund at August 31, 2001 was approximately 0.1%. Prior to commencement of operations on October 9, 2000, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on August 30, 2000 to Fund Asset Management, L.P. ("FAM") for $100,000. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Administrative Services Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has an Administrative Services Agreement with FAM whereby FAM will receive a fee equal to an annual rate of .40% of the Fund's average daily net assets on a monthly basis, in return for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Investments:
Increases and decreases in the Fund's investment in the Trust for the period October 9, 2000 to August 31, 2001 were $299,169 and
$300,068, respectively.


4. Capital Share Transactions:
Transactions in capital shares were as follows:


For the Year Ended                                        Dollar
August 31, 2001++                          Shares         Amount

Shares sold                                  1,180     $     11,600
Shares issued to shareholders in
reinvestment of dividends                      575            5,655
                                        ----------     ------------
Total issued                                 1,755           17,255
Shares redeemed                            (1,170)         (11,477)
                                        ----------     ------------
Net increase                                   585     $      5,778
                                        ==========     ============

++Prior to October 9, 2000 (commencement of operations), the Fund issued 10,000 shares to FAM for $100,000.



Mercury Senior Floating Rate Fund, Inc., August 31, 2001


INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders, Mercury Senior Floating
Rate Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Mercury Senior Floating Rate Fund, Inc. as of August 31, 2001, the related statements of operations, changes in net assets, and the financial highlights for the period October 9, 2000 (commencement of operations) to August 31, 2001. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Senior Floating Rate Fund, Inc. as of August 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period October 9, 2000 (commencement of operations) to August 31, 2001 in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
October 22, 2001



Mercury Senior Floating Rate Fund, Inc., August 31, 2001


SCHEDULE OF INVESTMENTS                                                                   Master Senior Floating Rate Trust

                   S&P     Moody's     Face                     Senior Secured
Industries        Rating   Rating     Amount            Floating Rate Loan Interests*                             Value
Air                NR++     NR++  $ 1,350,000   Gemini Air Cargo, Term A, due 8/12/2005                      $    1,184,625
Transportation--
0.3%

Aircraft &         BB-      Ba3       638,627   Fairchild Semiconductors Corp., Term, due 4/30/2006                 616,276
Parts--0.2%

Amusement &        NR++     NR++    5,000,000   Metro-Goldwyn-Mayer Co., Term B, due 3/31/2006                    4,990,000
Recreational
Services--1.3%

Apparel--0.4%      NR++     NR++    4,600,000   Warnaco Inc., Term due 8/12/2002***                               1,564,000

Automotive         B+       B1      4,788,054   Citation Corporation, Term B, due 12/01/2007                      3,950,144
Equipment--2.7%    BB-      Ba3     2,300,000   Collins & Aikman Corp., Term B, due 6/30/2005                     2,277,000
                                                Tenneco Automotive Inc.:
                   B+       B2      2,254,762      Term B, due 11/02/2007                                         1,928,527
                   B+       B2      2,254,762      Term C, due 5/02/2008                                          1,928,527
                                                                                                             --------------
                                                                                                                 10,084,198

Broadcasting--     NR++     NR++    3,000,000   Bahakel Communications Ltd., Term B, due 6/30/2008                2,782,500
Radio &            CC       B2      5,500,000   Benedek Broadcasting Corporation, Term B, due 11/20/2007          4,977,500
Television--       B+       Ba3     2,000,000   Citadel Communications, Term B, due 8/31/2009                     2,012,812
10.6%              NR++     NR++    5,880,000   Corus Entertainment Inc., Tranche II, due 8/31/2007               5,894,700
                                                Cumulus Media Inc.:
                   B        B1      1,800,000      Term B, due 9/30/2007                                          1,795,500
                   B        B1      1,200,000      Term C, due 2/28/2008                                          1,197,000
                   NR++     NR++   10,000,000   Entravision, Term B, due 12/31/2008                              10,057,500
                   B+       Ba3     6,965,000   Gray Communications Systems, Term B, due 12/31/2005               6,975,886
                   NR++     NR++      828,622   VHR Broadcasting, Term B, due 9/30/2007                             763,907
                   BB       Ba2     3,457,360   Young Broadcasting Inc., Term B, due 12/31/2006                   3,480,932
                                                                                                             --------------
                                                                                                                 39,938,237

Building           B+       Ba3     2,921,053   Better Minerals, Term B, due 9/30/2007                            2,723,882
Materials--1.5%    B+       B1      2,853,775   Panolam Industries, Term B, due 1/24/2006                         2,782,431
                                                                                                             --------------
                                                                                                                  5,506,313

Cable              BB       Ba3     5,000,000   CC VI Operating Company LLC, Term B, due 11/12/2008               4,980,000
Television         BB+      Ba3     4,000,000   CC VIII Operating Company LLC, Term B, due 2/02/2008              3,998,252
Services--11.1%    BB       Ba3    10,000,000   Century Cable LLC, Discretionary Term, due 6/30/2009              9,919,790
                   BB+      Ba3    10,000,000   Charter Communications Holdings, Term B, due 3/18/2008            9,917,100
                   D        NR++    5,210,526   Classic Cable Inc., Term B, due 1/31/2008                         4,778,053
                   BB+      Ba3     3,500,000   Insight Midwest, Term B, due 12/31/2009                           3,522,313
                   B+       B1      4,975,000   Pegasus Media & Communications, Term, due 4/30/2005               4,925,250
                                                                                                             --------------
                                                                                                                 42,040,758

Chemicals--5.0%    BB-      Ba3     5,000,000   Huntsman Corp., Term C, due 12/31/2005                            4,170,000
                                                Huntsman ICI Chemicals LLC:
                   BB-      Ba3     4,900,000      Term B, due 6/30/2007                                          4,859,575
                   BB-      Ba3     4,900,000      Term C, due 6/30/2008                                          4,855,900
                   NR++     Ba3     4,887,493   Lyondell Petrochemical Co., Term E, due 5/17/2006                 4,966,480
                                                                                                             --------------
                                                                                                                 18,851,955


Mercury Senior Floating Rate Fund, Inc., August 31, 2001


SCHEDULE OF INVESTMENTS (continued)                                                       Master Senior Floating Rate Trust

                   S&P     Moody's     Face                     Senior Secured
Industries        Rating   Rating     Amount            Floating Rate Loan Interests*                             Value
Computer-                                       Bridge Information Systems:
Related            NR++     NR++  $ 1,846,334      Term, due 5/29/2003***                                    $    1,061,642
Products--0.8%     NR++     NR++    3,652,470      Term B, due 5/29/2005***                                       2,100,170
                                                                                                             --------------
                                                                                                                  3,161,812

Consumer                                        Simmons Co.:
Products--1.5%     B+       Ba3     2,413,088      Term B, due 10/28/2005                                         2,418,518
                   B+       Ba3     3,222,290      Term C, due 10/27/2006                                         3,234,777
                                                                                                             --------------
                                                                                                                  5,653,295

Electronics/       B+       NR++    4,901,961   Acterna Corporation, Term B, due 9/30/2007                        4,419,936
Electrical         BB       Ba2     3,194,643   Amkor Technology Inc., Term B, due 9/30/2005                      3,176,893
Components--       NR++     Ba3     1,180,437   DD Inc., Term B, due 4/22/2005                                    1,150,926
4.2%                                            Semiconductor Components:
                   B+       B1      1,444,444      Term B, due 8/04/2006                                          1,291,875
                   B+       B1      1,555,556      Term C, due 8/04/2007                                          1,391,250
                   BB-      B1      2,000,000      Term D, due 8/04/2007                                          1,788,750
                   B+       B2      3,445,456   Superior Telecom, Term A, due 5/27/2004                           2,767,849
                                                                                                             --------------
                                                                                                                 15,987,479

Energy--0.5%       BB-      NR++    1,200,000   Dresser Inc., Term B, due 4/10/2009                               1,216,050
                   NR++     NR++      498,750   WH Energy, Term B, due 4/16/2007                                    499,997
                                                                                                             --------------
                                                                                                                  1,716,047

Environmental                                   IT Group Inc.:
Services--0.8%     BB       B1      1,470,000      Term, due 6/11/2004                                            1,454,075
                   BB       B1      1,454,237      Term B, due 6/11/2007                                          1,434,242
                                                                                                             --------------
                                                                                                                  2,888,317

Food &             BB-      Ba3     1,769,374   Merisant Company, Term B, due 3/30/2007                           1,772,323
Kindred
Products--0.5%

Forest             BBB-     Baa2    2,000,000   Potlatch Corporation, Term B, due 6/29/2005                       2,020,834
Products--
0.5%

Gaming--4.4%                                    Ameristar:
                   B+       Ba3     3,400,074      Term B, due 12/20/2006                                         3,417,074
                   B+       Ba3     2,914,349      Term C, due 12/20/2007                                         2,928,921
                                                Isle of Capri Casinos, Inc.:
                   BB-      Ba2     5,266,667      Term B, due 3/01/2006                                          5,261,732
                   BB-      Ba2     4,608,333      Term C, due 3/01/2007                                          4,604,015
                   B+       B1        497,494   Scientific Games, Term B, due 9/30/2007                             496,872
                                                                                                             --------------
                                                                                                                 16,708,614

Health Services--                               Dade Behring Inc.:
1.1%               D        NR++    1,213,586      Term B, due 6/30/2006                                            999,994
                   D        NR++    1,213,586      Term C, due 6/30/2007                                            999,994
                   BB-      Ba2     1,990,000   Davita Inc., Term B, due 3/31/2006                                2,008,656
                                                                                                             --------------
                                                                                                                  4,008,644

Hotels &           B        NR++    1,340,551   Lodgian Financing Corp., Term B, due 7/15/2006                    1,293,632
Motels--2.8%                                    Wyndam International, Inc.:
                   NR++     NR++    5,492,308      Increasing Rate Term, due 6/30/2004                            5,412,977
                   NR++     NR++    4,000,000      Term, due 6/30/2006                                            3,903,056
                                                                                                             --------------
                                                                                                                 10,609,665


Mercury Senior Floating Rate Fund, Inc., August 31, 2001


SCHEDULE OF INVESTMENTS (continued)                                                      Master Senior Floating Rate Trust

                   S&P     Moody's     Face                     Senior Secured
Industries        Rating   Rating     Amount            Floating Rate Loan Interests*                             Value
Industrial         B+       B2    $ 2,955,080   Muzak Audio, Term B, due 12/31/2006                          $    2,844,265
Services--0.8%

Leasing & Rental   B+       B2      1,960,000   Anthony Crane Rental LP, Term, due 7/22/2006                      1,675,800
Services--1.7%     B        Caa1    2,940,300   Nations Rent Inc., Term B, due 7/20/2006                          2,161,120
                   CCC+     NR++    2,933,536   Rent Way Inc., Term B, due 9/30/2006                              2,566,844
                                                                                                             --------------
                                                                                                                  6,403,764

Manufacturing--    B        B3      2,133,029   Blount International Inc., Term B, due 6/30/2006                  1,877,066
3.1%                                            Mueller Industries Inc.:
                   B+       B1      2,450,000      Term B, due 8/16/2006                                          2,455,103
                   B+       B1      2,450,000      Term C, due 8/16/2007                                          2,455,103
                   BB+      Ba2     1,994,996   SPX Corporation, Term C, due 12/31/2007                           2,001,730
                   BB-      Ba3     2,968,836   Terex Corp., Term C, due 3/06/2006                                2,979,227
                                                                                                             --------------
                                                                                                                 11,768,229

Medical            B        B1      1,970,000   Hanger Orthopedic Group Inc., Term B, due 12/30/2006              1,835,384
Equipment--0.5%

Metals &           D        Caa3    2,585,000   LTV Corporation, Term, due 10/31/2004                             2,229,562
Mining--0.6%

Paper--2.2%                                     Stone Container Corp.:
                   B+       Ba3     2,377,500      Term E, due 10/01/2003                                         2,387,630
                   B+       Ba3     2,458,664      Term F, due 12/31/2005                                         2,466,347
                   B+       Ba3     1,966,014      Term G, due 12/31/2006                                         1,969,209
                   B+       Ba3     1,597,067      Term H, due 12/31/2006                                         1,599,662
                                                                                                             --------------
                                                                                                                  8,422,848

Printing &         B        B1      4,950,000   Liberty Group Operating, Term B, due 3/31/2007                    4,912,875
Publishing--3.1%   NR++     NR++      921,830   Reiman Publications, Term B, due 12/01/2005                         925,575
                                                Trader.com:
                   NR++     NR++    1,045,399      Term B, due 12/31/2006                                         1,008,810
                   NR++     NR++      704,601      Term C, due 12/31/2007                                           679,940
                   BB-      B1      2,960,797   Vertis, Inc., Term B, due 12/06/2008                              2,760,944
                   CCC      Ba3     1,474,859   Ziff-Davis Inc., Term B, due 3/31/2007                            1,280,669
                                                                                                             --------------
                                                                                                                 11,568,813

Property                                        Corrections Corporation of America:
Management--       B        B3        662,068      Term B, due 12/31/2002                                           638,896
2.6%               B        B3      4,355,508      Term C, due 12/31/2002                                         4,203,065
                   NR++     Ba3     4,950,000   NRT Inc., Term, due 7/31/2004                                     4,859,252
                                                                                                             --------------
                                                                                                                  9,701,213

Restaurants &                                   Domino's & Bluefence:
Food               B+       B1        950,455      Term B, due 12/21/2006                                           959,217
Service--0.5%      B+       B1        952,950      Term C, due 12/21/2007                                           961,736
                                                                                                             --------------
                                                                                                                  1,920,953

Tower              BB       B1      5,000,000   American Towers, Inc., Term B, due 12/31/2007                     4,943,750
Construction &     BB-      Ba3     3,896,000   Crown Castle International Corporation, Term B,
Leasing--4.2%                                   due 3/31/2008                                                     3,888,937
                   B+       B1      7,500,000   Spectracite Communications, Term B, due 12/31/2007                6,920,625
                                                                                                             --------------
                                                                                                                 15,753,312

Transportation     BB+      Ba1     4,975,000   Kansas City Southern Railroad, Term B, due 12/29/2006             5,019,307
Services--1.8%     B+       B1      1,970,000   North American Van Lines Inc., Term B, due 11/18/2007             1,792,700
                                                                                                             --------------
                                                                                                                  6,812,007


Mercury Senior Floating Rate Fund, Inc., August 31, 2001


SCHEDULE OF INVESTMENTS (concluded)                                                      Master Senior Floating Rate Trust

                   S&P     Moody's     Face                     Senior Secured
Industries        Rating   Rating     Amount            Floating Rate Loan Interests*                             Value
Utilities--3.7%    BB       Ba1   $ 1,503,846   AES Texas Funding II, Term, due 3/31/2002                    $    1,500,792
                                                Mission Energy Holdings:
                   NR++     NR++    1,038,961      Term A, due 7/02/2006                                          1,032,468
                   NR++     NR++    2,961,039      Term B, due 6/30/2006                                          2,942,532
                   BB+      Ba2     4,937,500   TNP Enterprises, Inc., Term, due 6/30/2006                        4,959,102
                   BB+      Ba1     3,465,000   Western Resources Inc., Term B, due 3/17/2003                     3,454,893
                                                                                                             --------------
                                                                                                                 13,889,787

Waste                                           Allied Waste North America Inc.:
Management--       BB       Ba3     1,969,954      Term B, due 6/30/2006                                          1,965,722
1.1%               BB       Ba3     2,363,944      Term C, due 6/30/2007                                          2,358,679
                                                                                                             --------------
                                                                                                                  4,324,401

Wired              BBB-     Ba1    10,000,000   Global Crossing Holdings Ltd., Term B, due 6/30/2006              9,038,640
Telecommuni-
cations--2.4%

Wireless                                        American Cellular Corp.:
Telecommuni-       BB-      Ba3     2,525,016      Term B, due 3/31/2008                                          2,498,057
cations--9.2%      BB-      Ba3     2,885,733      Term C, due 3/31/2009                                          2,854,922
                   B+       B1      4,376,250   Centennial Cellular Operating Co., Term C, due
                                                11/30/2007                                                        4,240,402
                                                Dobson Sygnet Operating Co.:
                   NR++     B3      1,599,915      Term B, due 3/23/2007                                          1,569,717
                   NR++     B3      1,676,241      Term C, due 12/23/2007                                         1,628,922
                                                Nextel Communications, Inc.:
                   BB-      Ba2     3,750,000      Term B, due 6/30/2008                                          3,476,617
                   BB-      Ba2     3,750,000      Term C, due 12/31/2008                                         3,476,617
                   BB-      Ba2     9,438,000      Term D, due 3/31/2009                                          8,592,516
                                                Rural Cellular Corp.:
                   B+       B1      2,750,000      Term B, due 10/03/2008                                         2,699,298
                   B+       B1      2,750,000      Term C, due 4/03/2009                                          2,699,584
                   NR++     B2      1,000,000   Tritel PCS Inc., Term B, due 12/31/2007                           1,001,563
                                                                                                             --------------
                                                                                                                 34,738,215

                                                Total Senior Secured Floating Rate Loan Interests
                                                (Cost--$346,111,351)--87.7%                                     330,554,785


                                                            Short-Term Securities
Commercial Paper**--5.0%           18,722,000   General Motors Acceptance Corp., 3.69% due 9/04/2001             18,722,000

US Government Agency                            Fannie Mae:
Obligations**--6.5%                 4,600,000      3.50% due 9/13/2001                                            4,595,975
                                   20,000,000      3.40% due 9/28/2001                                           19,954,667
                                                                                                             --------------
                                                                                                                 24,550,642

                                                Total Short-Term Securities
                                                (Cost--$43,272,642)--11.5%                                       43,272,642

Total Investments (Cost--$389,383,993)--99.2%                                                                   373,827,427
Other Assets Less Liabilities--0.8%                                                                               3,103,844
                                                                                                             --------------
Net Assets--100.0%                                                                                           $  376,931,271
                                                                                                             ==============


*The interest rates on senior secured floating rate loan interests are subject to change periodically based on the change in the prime rate of a US Bank, LIBOR (London Interbank Offered Rate), or, in some cases, another base lending rate.
**Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust.
***Non-income producing security.
++Not Rated.
Ratings of issues shown have not been audited by Deloitte &
Touche LLP.

See Notes to Financial Statements.


Mercury Senior Floating Rate Fund, Inc., August 31, 2001


FINANCIAL INFORMATION

Statement of Assets and Liabilities                                                       Master Senior Floating Rate Trust

                    As of August 31, 2001
Assets:             Investments, at value (identified cost--$389,383,993)                                    $  373,827,427
                    Cash                                                                                            256,780
                    Receivables:
                        Interest                                                        $     2,876,705
                        Contributions                                                           328,916
                        Commitment fees                                                           1,120           3,206,741
                                                                                         --------------
                    Prepaid registration fees and other assets                                                      166,554
                                                                                                             --------------
                    Total assets                                                                                377,457,502
                                                                                                             --------------

Liabilities:        Investment adviser payable                                                                      299,638
                    Accrued expenses and other liabilities                                                          226,593
                                                                                                             --------------
                    Total liabilities                                                                               526,231
                                                                                                             --------------

Net Assets:         Net assets                                                                               $  376,931,271
                                                                                                             ==============

Net Assets          Partners' capital                                                                        $  392,471,959
Consist of:         Unrealized depreciation on investments--net                                                (15,540,688)
                                                                                                             --------------
                    Net assets                                                                               $  376,931,271
                                                                                                             ==============

See Notes to Financial Statements.


Statement of Operations                                                                   Master Senior Floating Rate Trust

                    For the Period October 6, 2000++ to August 31, 2001
Investment          Interest and discount earned                                                             $   34,378,335
Income:             Facility and other fees                                                                         587,290
                                                                                                             --------------
                    Total income                                                                                 34,965,625
                                                                                                             --------------

Expenses:           Investment advisory fees                                            $     3,702,164
                    Accounting services                                                         142,391
                    Professional fees                                                           108,386
                    Custodian fees                                                               46,291
                    Offering costs                                                               34,319
                    Reorganization costs                                                         28,000
                    Assignment fees                                                              25,750
                    Trustees' fees and expenses                                                   8,335
                    Other                                                                        17,439
                                                                                         --------------
                    Total expenses                                                                                4,113,075
                                                                                                             --------------
                    Investment income--net                                                                       30,852,550
                                                                                                             --------------

Realized &          Realized loss on investments--net                                                             (748,718)
Unrealized          Change in unrealized depreciation on investments--net                                      (11,028,179)
Loss on                                                                                                      --------------
Investments--Net:   Net Increase in Net Assets Resulting from Operations                                     $   19,075,653
                                                                                                             ==============

++Commencement of operations.

See Notes to Financial Statements.


Mercury Senior Floating Rate Fund, Inc., August 31, 2001


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets                                                       Master Senior Floating Rate Trust
                                                                                                             For the Period
                                                                                                          October 6, 2000++
Increase (Decrease) in Net Assets:                                                                       to August 31, 2001
Operations:         Investment income--net                                                                   $   30,852,550
                    Realized loss on investments--net                                                             (748,718)
                    Change in unrealized depreciation on investments--net                                      (11,028,179)
                                                                                                             --------------
                    Net increase in net assets resulting from operations                                         19,075,653
                                                                                                             --------------

Capital             Proceeds from contributions                                                                 532,987,821
Transactions:       Fair value of withdrawals                                                                 (175,232,303)
                                                                                                             --------------
                    Net increase in net assets derived from net capital transactions                            357,755,518
                                                                                                             --------------

Net Assets:         Total increase in net assets                                                                376,831,171
                    Beginning of period                                                                             100,100
                                                                                                             --------------
                    End of period                                                                            $  376,931,271
                                                                                                             ==============

++Commencement of operations.

See Notes to Financial Statements.


Mercury Senior Floating Rate Fund, Inc., August 31, 2001


FINANCIAL INFORMATION (concluded)

Statement of Cash Flows                                                                   Master Senior Floating Rate Trust
                                                                                                             For the Period
                                                                                                          October 6, 2000++
                                                                                                         to August 31, 2001
Cash Provided       Net increase in net assets resulting from operations                                    $    19,075,653
by Operating        Adjustments to reconcile net increase in net assets resulting from
Activities:         operations to net cash provided by operating activities:
                        Decrease in receivables                                                                   1,206,405
                        Increase in other assets                                                                  (166,554)
                        Decrease in other liabilities                                                             (124,568)
                        Realized and unrealized loss on investments--net                                         11,776,897
                        Amortization of discount                                                                (2,382,955)
                                                                                                             --------------
                    Net cash provided by operating activities                                                    29,384,878
                                                                                                             --------------

Cash Provided       Proceeds from principal payments and sales of loan interests                                156,291,375
by Investing        Purchases of loan interests                                                                (74,392,795)
Activities:         Purchases of short-term investments                                                     (4,271,399,661)
                    Proceeds from sales and maturities of short-term investments                              4,254,744,343
                                                                                                             --------------
                    Net cash provided by investing activities                                                    65,243,262
                                                                                                             --------------

Cash Used for       Cash receipts on capital contributions                                                       80,860,943
Financing           Cash payments on capital withdrawals                                                      (175,232,303)
Activities:                                                                                                  --------------
                    Net cash used for financing activities                                                     (94,371,360)
                                                                                                             --------------

Cash:               Net increase in cash                                                                            256,780
                    Cash at beginning of period                                                                          --
                                                                                                             --------------
                    Cash at end of period                                                                    $      256,780
                                                                                                             ==============

++Commencement of operations.

See Notes to Financial Statements.


Financial Highlights                                                                      Master Senior Floating Rate Trust
                                                                                                             For the Period
The following ratios have been derived from                                                               October 6, 2000++
information provided in the financial statements.                                                        to August 31, 2001
Ratios to Average   Expenses                                                                                         1.06%*
Net Assets:                                                                                                  ==============
                    Investment income--net                                                                           7.92%*
                                                                                                             ==============

Supplemental        Net assets, end of period (in thousands)                                                 $      376,931
Data:                                                                                                        ==============
                    Portfolio turnover                                                                               19.53%
                                                                                                             ==============

*Annualized.
++Commencement of operations.

See Notes to Financial Statements.


Mercury Senior Floating Rate Fund, Inc., August 31, 2001


NOTES TO FINANCIAL STATEMENTS

Master Senior Floating Rate Trust

1. Significant Accounting Policies:
Master Senior Floating Rate Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. On October 6, 2000, the Trust received all of the assets of a registered investment company that converted to a master/feeder structure. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Loan participation interests--The Trust invests in senior secured floating rate loan interests ("Loan Interests") with collateral having a market value, at time of acquisition by the Trust, which Trust management believes equals or exceeds the principal amount of the corporate loan. The Trust may invest up to 20% of its total assets in loans made on an unsecured basis. Depending on how the loan was acquired, the Trust will regard the issuer as including the corporate borrower along with an agent bank for the syndicate of lenders and any intermediary of the Trust's investment.Because agents and intermediaries are primarily commercial banks, the Trust's investment in corporate loans at August 31, 2001 could be considered to be concentrated in commercial banking.

(b) Valuation of investments--Loan Interests are valued in accordance with guidelines established by the Board of Directors. Loan Interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of Loan Interests for which no reliable price quotes are available, such Loan Interests will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations. For Loan Interests for which an active secondary market does not exist to a reliable degree in the opinion of the Investment Adviser, such Loan Interests will be valued by the Investment Adviser at fair value, which is intended to approximate market value.

Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust.

(c) Derivative financial instruments--The Trust may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Interest rate transactions--The Trust is authorized to enter into interest rate swaps and purchase or sell interest rate caps and floors. In an interest rate swap, the Trust exchanges with another party their respective commitments to pay or receive interest on a specified notional principal amount. The purchase of an interest rate cap (or floor) entitles the purchaser, to the extent that a specified index exceeds (or falls below) a predetermined interest rate, to receive payments of interest equal to the difference between the index and the predetermined rate on a notional principal amount from the party selling such interest rate cap (or floor).

(d) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Accordingly, as a "pass through" entity, the Trust pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.


Mercury Senior Floating Rate Fund, Inc., August 31, 2001


NOTES TO FINANCIAL STATEMENTS (concluded)

Master Senior Floating Rate Trust

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Trust will adopt the provisions to amortize all premiums and discounts on debt securities effective September 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Trust, but will result in a $1,597 decrease to the cost of securities and a corresponding $1,597 increase to net unrealized depreciation, based on debt securities held as of August 31, 2001.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee at an annual rate of .95% of the average daily value of the Trust's net assets.

Prior to January 1, 2001, FAM provided accounting services to the Trust at its cost and the Trust reimbursed FAM for these services. FAM continues to provide certain accounting services to the Trust. The Trust reimburses FAM at its cost for such services. For the year ended August 31, 2001, the Trust reimbursed FAM an aggregate of $41,999 for the above-described services. The Trust entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Trust. The Trust pays a fee for these services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, FDS and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period October 6, 2000 to August 31, 2001 were $74,392,795 and $155,970,863, respectively.

Net realized gains (losses) for the period October 6, 2000 to August 31, 2001 and net unrealized gains (losses) as of August 31, 2001 were as follows:


                                    Realized       Unrealized
                                     Gains           Gains
                                    (Losses)        (Losses)

Loan interests                   $  (750,165)     $(15,556,567)
Short-term investments                 1,447                --
Unfunded loan interests                   --            15,879
                                 ------------     -------------
Total                            $  (748,718)     $(15,540,688)
                                 ============     =============


As of August 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $15,556,567, of which $1,431,213 related to appreciated securities and $16,987,780 related to depreciated securities. At August 31, 2001, the aggregate cost of investments for Federal income tax purposes was $389,383,993.


4. Short-Term Borrowings:
On December 1, 2000, the Trust, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Trust did not borrow under the facility during the period October 6, 2000 to August 31, 2001.


Mercury Senior Floating Rate Fund, Inc., August 31, 2001


INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors, Master Senior Floating Rate
Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Senior Floating Rate Trust as of August 31, 2001, the related statements of operations, cash flows, changes in net assets, and the financial highlights for the period October 6, 2000 (commencement of operations) to August 31, 2001. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2001 by correspondence with the custodian and financial intermediaries; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Senior Floating Rate Trust as of August 31, 2001, the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the period October 6, 2000 (commencement of operations) to August 31, 2001 in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
October 22, 2001



OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and Director/Trustee
Ronald W. Forbes, Director/Trustee
Cynthia A. Montgomery, Director/Trustee
Charles C. Reilly, Director/Trustee
Kevin A. Ryan, Director/Trustee
Roscoe S. Suddarth, Director/Trustee
Richard R. West, Director/Trustee
Edward D. Zinbarg, Director/Trustee
Kevin J. Booth, Vice President
Joseph Matteo, Vice President
Donald C. Burke, Vice President and Treasurer
Bradley J. Lucido, Secretary


Custodian
The Bank of New York
90 Washington Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863